Leases (Lease Liabilities) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Lease liabilities [abstract]
Opening Balance	$ 1,245	$ 1,270
Net additions	1	85
Interest on lease liabilities	41	45
Interest payments on lease liabilities	(41)	(45)
Principal payments on lease liabilities	(114)	(110)
Other	(2)	0
Current	113	110
Lont-term	1,017	1,135
Ending Balance	$ 1,130	$ 1,245